Filed under Rule 497(e) Registration No. 033-52742 Registration No. 333-08653

SunAmerica Series Trust

Seasons Series Trust

(each, a “Trust,” and collectively, the “Trusts”)

Supplement dated December 1, 2016, to the Statements of Additional Information (“SAIs”)

of each Trust dated May 1, 2016, and July 29, 2016, as supplemented and amended to date

Effective immediately, all reference to “1999 Avenue of the Stars, 27th Floor, Los Angeles, California 90067-6022” in each Trust’s SAI is hereby deleted and replaced with “21650 Oxnard Street, 10th Floor, Woodland Hills, California 91367.”

Capitalized terms used but not defined herein shall have the meaning assigned to them by the applicable SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.